Consolidated Balance Sheets Statement (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 2,464	$ 5,202	$ 4,268
Restricted cash and cash equivalents	55,439	17,386	13,732
Accounts and interest receivable	58	6	517
Accounts receivable—affiliate	775	1,349	314
Advances to Affiliate Current	4,228	1,025	556
LNG inventory	2,157	2,625	473
Prepaid expenses and other	6,121	5,987	6,145
Total current assets	71,242	33,580	26,005
Non-current restricted cash and cash equivalents	76,106	76,106	82,394
Property, plant and equipment, net	1,465,589	1,476,174	1,514,137
Debt issuance costs, net	19,846	20,882	17,622
Other	17,284	14,854	12,355
Total assets	1,650,067	1,621,596	1,652,513
Current liabilities
Accrued liabilities	58,053	19,469	14,854
Accrued liabilities—affiliate	5,587	2,525	1,075
Deferred revenue	25,329	26,540	26,629
Deferred Revenue Related Party Current	21,220	21,737	21,650
Other	873	97	1,415
Total current liabilities	111,062	70,368	65,623
Long-term debt, net of discount	2,068,286	2,067,113	2,192,418
Deferred revenue	20,500	21,500	25,500
Deferred Revenue Related Party Noncurrent	17,173	14,720	12,266
Other non-current liabilities	288	289	302
Commitments and contingencies
Partners' deficit	(567,242)	(552,394)	(643,596)
Total liabilities and partners' deficit	$ 1,650,067	$ 1,621,596	$ 1,652,513